Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Related Parties
We have variable amount lending agreements and other notes receivable with Caterpillar.  Under these agreements, we may borrow up to $2.45 billion from Caterpillar, and Caterpillar may borrow up to $1.66 billion from us.  The agreements are in effect for indefinite periods of time and may be changed or terminated by either party with 30 days notice.  During January of 2011, we extended a $2 billion committed credit facility to Caterpillar, which expires in February 2019.  Under this agreement, we receive a fee from Caterpillar based on amounts drawn under the credit facility and a commitment fee for the undrawn amounts under the credit facility.  Information concerning these agreements was as follows:

(Millions of dollars)
	2012	2011	2010
Notes payable as of December 31,	$208	$—	$600
Notes receivable as of December 31,	$360	$327	$278
Interest expense	$4	$1	$3
Interest income on Notes Receivable with Caterpillar(1)	$21	$16	$73
Fees on committed credit facility extended to Caterpillar(1)	$41	$40	$—

(1) Included in Other revenues, net in the Consolidated Statements of Profit.

We have agreements with Caterpillar to purchase certain trade receivables at a discount. Information pertaining to these purchases was as follows:

(Millions of dollars)
	2012	2011	2010
Purchases made	$36,665	$32,068	$16,513
Discounts earned	$241	$212	$139
Balance as of December 31,	$3,114	$3,154	$1,815